Components of Change in Other Assets and Liabilities Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Other current and noncurrent assets	$ (19,424)	$ 9,171	$ (3,631)
Accrued salaries, benefits and payroll taxes	136	16,942	(4,854)
Accrued insurance and other taxes	4,866	(2,688)	4,425
Accrued income taxes	(11,044)	(12,523)	(4,364)
Accrued pension, postretirement and postemployment benefits	1,980	(15,955)	(18,153)
Other current and noncurrent liabilities	38,105	(6,053)	(3,014)
Change in other assets and liabilities, net	$ 14,619	$ (11,106)	$ (29,591)